Document and Entity Information	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	001-33824
Entity Registrant Name	KENNEDY-WILSON HOLDINGS, INC.
Entity Central Index Key	0001408100
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0508760
Entity Address, Address Line One	151 S. El Camino Drive
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	887-6400
Title of 12(b) Security	Common stock, $.0001 par value
Trading Symbol	KW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false